Consolidated Statements of Shareholders' Equity (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized gain on investments
Balance at end of period, tax impact	$ 0	$ 0	$ 0
Unfunded pension obligation
Balance at end of period, tax impact	$ 4,379	$ 2,479	$ 9,744